PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	December 31,
	2020	2019
Cost:
Computers and peripheral equipment	$23,616	$22,105
Office furniture and equipment	12,004	*) 11,459
Leasehold improvements	3,213	*) 3,158

	38,833	36,722
Accumulated depreciation:
Computers and peripheral equipment	21,697	20,356
Office furniture and equipment	10,136	*) 9,722
Leasehold improvements	2,407	*) 2,252

	34,240	32,330

Depreciated cost	$4,593	$4,392